Basis of preparation - Additional Information (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of Basis of Preparation of Financial Statements [Abstract]
Cash	$ 1,300.0
Cash, Short Term and Long Term Investments	927.4
Undrawn Borrowing Facilities	$ 355.0